Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 1,175,792	$ 1,101,957
In process and finished products	1,433,522	857,694
Total	$ 2,609,314	$ 1,959,651